Prepayments and deposits (Tables)	14 Months Ended
Dec. 31, 2022
Prepayments And Deposits [Abstract]
Schedule of prepayments and deposits

As at	December 31, 2022	October 31, 2022
Prepaid lease deposits	$2.9	$2.8
Prepaid transaction costs	0.6	0.3
Prepaid construction charges	1.4	1.4
Prepaid equipment deposits	86.1	76.4
Prepaid insurance	6.0	5.7
Other prepaids	2.4	2.8
Total prepaids and deposits	99.4	89.4
Non-current portion of prepaids and deposits	(4.2)	(3.6)
Current prepaids and deposits	$95.2	$85.8